ACQUISITION - Previously reported preliminary estimates and adjusted final estimates of fair value (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	$ 39,682
Restricted cash	21,796
Inventories	84,576
Other current assets	2,028
Plant and equipment	183,110
Deferred income tax asset	133,097
Accounts payable and accrued and other liabilities (ii)	(84,805)
Advance due to Agnico Eagle	(105,000)
Reclamation provision	(48,904)
Net assets acquired	225,580
Amount Paid To Repurchase Net Smelter Return Royalty	50,000
Hope Bay Mine
Disclosure of detailed information about business combination [line items]
Amount Payable To Repurchase Net Smelter Return Royalty	$ 50,000
Percentage of net smelter return royalty to be repurchased	1.50%
Acquisition costs	$ 2,900
Previously stated [member]
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	39,682
Restricted cash	21,796
Inventories	84,576
Other current assets	2,028
Plant and equipment	206,507
Deferred income tax asset	109,700
Accounts payable and accrued and other liabilities (ii)	(84,805)
Advance due to Agnico Eagle	(105,000)
Reclamation provision	(48,904)
Net assets acquired	225,580
Business Combination Adjustment
Disclosure of detailed information about business combination [line items]
Plant and equipment	(23,397)
Deferred income tax asset	$ 23,397